Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities
1	Organization and principal activities
(a)	Organization and nature of operation

Amber International Holding Limited which was previously known as iClick Interactive Asia Group Limited (“iClick Cayman”) prior to the consummation of the merger (Note 28). Amber International Holding Limited (“Amber International”) is a Cayman Islands holding company with no operations of its own and conducts its business through its subsidiaries.

Amber International and its subsidiaries are collectively referred to as (“the Company”). Amber International was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Company is principally engaged in (i) the provision of online advertising services (“Marketing Solutions”) and (ii) the provision of software and data analytical tool licenses, customer relationship management solutions, and digitalized operational solutions (“Enterprise Solutions”). The Company’s principal operations and geographic market are in Greater China and have offices in Hong Kong and The People’s Republic of China (“the PRC”). There are also sales teams in Singapore and the United Kingdom. Subsequent on March 12, 2025, the company name was changed from “iClick Interactive Asia Group Limited” to “Amber International Holding Limited”. See Note 28 to the consolidated financial statements for details.

The accompanying consolidated financial statements include the financial statements of Amber International, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		Effective interest held
		through equity
		ownership/ contractual	Date of	Place of
		arrangements	incorporation/	incorporation/	Principal
Name	Relationship	(Note (i))	establishment	establishment	activities
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Online advertising, SaaS products and services
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Online advertising
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Online advertising
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Online advertising
CMRS Digital Solutions Limited	Subsidiary	100%	April 2008	Hong Kong	Online advertising, SaaS products and services
Beyond Digital Solutions Limited	Subsidiary	100%	April 2010	Hong Kong	Online advertising, SaaS products and services
CruiSo Digital Solutions Limited	Subsidiary	100%	May 2011	Hong Kong	Online advertising, SaaS products and services
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Online advertising
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	May 2017	The PRC	Mobile content aggregator and online advertising
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Note (ii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator and online advertising

1	Organization and principal activities (Continued)
(a)	Organization and nature of operation (Continued)

The accompanying consolidated financial statements include the financial statements of iClick Cayman, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows: (Continued)

Note:

(i)	Save for the impacts from the transactions detailed in Note (iii) below, there was no change in iClick Cayman’s effective interest held through equity ownership/ contractual arrangements over the principal subsidiaries and consolidated VIE and the VIE’s subsidiaries during the years ended December 31, 2022, 2023 and 2024.
(ii)	Although iClick Cayman owns less than 50% ownership in these entities, these entities are consolidated as iClick Cayman obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.
(iii)	In August 2022, iClick Cayman acquired 40.16% equity interest of Changyi (Shanghai) Information Technology Ltd. (“Changyi”) from non-controlling interests using cash consideration of US$722 and 1,545,663 class A ordinary shares of iClick Cayman with a fair market value of US$1,577, resulting in a transfer of non-controlling interests of US$833 to additional paid-in capital for the year ended December 31, 2022. Out of the 1,545,663 consideration ordinary shares, 386,415, 386,419 and 50,235 shares were issued in 2022, 2023 and 2024, respectively. The remaining 722,594 shares will be issued in 2025. In July 2024, the Company disposed its entire shareholdings in Changyi.
(b)	Consolidated VIE and VIE’s subsidiaries

When iClick Cayman acquired OptAim (Beijing) Information Technology Co., Ltd (“OptAim WFOE”) in July 2015, OptAim WFOE is considered as a foreign invested enterprise and any foreign ownership in advertising business was subject to certain restrictions under the PRC laws and regulations at that time. To comply with the then-effective PRC laws and regulations, certain of the Company’s operations are conducted through Beijing OptAim and its subsidiaries (together, “OptAim VIE”). OptAim WFOE, a wholly-owned subsidiary of iClick Cayman, or a wholly foreign owned enterprise (“WFOE”) of iClick Cayman, entered into a series of contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders.

Management evaluated the contractual relationships among iClick Cayman, OptAim WFOE and OptAim VIE as detailed below, and concluded that OptAim WFOE is the primary beneficiary of OptAim VIE. As a result, OptAim VIE’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

As a result of an internal restructuring within the Company in 2021 to move the VIE structure from OptAim WFOE to Beijing WFOE (being another wholly-owned subsidiary of iClick Cayman in the PRC), on November 1, 2021, the VIE contractual agreements as detailed below were amended and restated, which were to provide Beijing WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the principal equity holder of OptAim VIE by signing such contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders to have Beijing WFOE replacing OptAim WFOE as the primary beneficiary of OptAim VIE.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries (Continued)

OptAim VIE

iClick Cayman’s relationships with Beijing OptAim and its shareholders are governed by the following contractual arrangements:

●	Cooperative Agreement

Under the cooperative agreement between OptAim WFOE/Beijing WFOE and Beijing OptAim, OptAim WFOE/Beijing WFOE has the exclusive right to provide to Beijing OptAim, among others, technical consulting, technical support, business consulting, and appointment and dismissal of employees. OptAim WFOE/Beijing WFOE will collect a fee from Beijing OptAim to be determined at the sole discretion of OptAim WFOE/Beijing WFOE. The term of this agreement will not expire unless OptAim WFOE/Beijing WFOE provides prior written notice to Beijing OptAim.

●	Purchase Option Agreement

The parties to the purchase option agreement are OptAim WFOE/Beijing WFOE, Beijing OptAim and each of the shareholders of Beijing OptAim. Under the purchase option agreement, each of the shareholders of Beijing OptAim irrevocably granted OptAim WFOE/Beijing WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Beijing OptAim. OptAim WFOE/Beijing WFOE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without prior written consent from OptAim WFOE/Beijing WFOE, Beijing OptAim’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing OptAim. The agreement will not expire until all shares of Beijing OptAim are transferred to OptAim WFOE/Beijing WFOE or its designated representative(s).

●	Power of Attorney

Pursuant to the irrevocable power of attorney executed by the shareholders of Beijing OptAim, Beijing OptAim appointed OptAim WFOE/Beijing WFOE as its attorney-in-fact to exercise all shareholders’ rights in Beijing OptAim, including, without limitation, the power to vote on all matters of Beijing OptAim.

Beijing OptAim requires shareholder approval under PRC laws and regulations and the articles of association of Beijing OptAim. The power of attorney will remain in force until OptAim WFOE/Beijing WFOE provides prior written notice to Beijing OptAim.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries (Continued)
●	Pledge Agreement

Pursuant to the pledge agreement between OptAim WFOE/Beijing WFOE and the shareholders of Beijing OptAim, the shareholders of Beijing OptAim have pledged all of their equity interests in Beijing OptAim to OptAim WFOE/Beijing WFOE to guarantee the performance by Beijing OptAim under the cooperative agreement, purchase option agreement, and powers of attorney. If Beijing OptAim and/or its shareholders breach their contractual obligations under those agreements, OptAim WFOE/Beijing WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Under the pledge agreement, the shareholders of Beijing OptAim are not able to provide any other guarantee by pledging the shares of Beijing OptAim, transfer or sell their pledged shares to other individual, change share capital of Beijing OptAim or transfer or sell the assets out of Beijing OptAim. The shareholders of Beijing OptAim have completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law on June 21, 2017.

Through the aforementioned contractual agreements, OptAim VIE is considered VIE in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) because iClick Cayman, through OptAim WFOE/Beijing WFOE, has the ability to:

●	exercise effective control over OptAim VIE whereby having the power to direct OptAim VIE’s activities that most significantly drive the economic results of OptAim VIE;
●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from OptAim VIE as if it was their sole shareholder; and
●	have an exclusive option to purchase all of the equity interests in OptAim VIE.

As of December 31, 2023 and 2024, the total assets of OptAim VIE (excluding amounts due from subsidiaries of the Company) were US$6,017 and US$6,649, respectively, mainly comprising cash and cash equivalents, accounts receivable, prepaid media costs, property and equipment, intangible assets, right-of-use assets, other long-term investment and other assets. As of December 31, 2023 and 2024, the total liabilities of OptAim VIE (excluding amounts due to subsidiaries of the Company) were US$4,233 and US$5,017 respectively, mainly comprising accounts payable, deferred revenue, lease liabilities, bank borrowings, income tax payable, accrued liabilities and other current liabilities, and deferred tax liabilities.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries (Continued)

In accordance with the aforementioned agreements, iClick Cayman has the power to direct activities of OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore iClick Cayman considers that there is no asset in OptAim VIE that can be used only to settle obligations of OptAim VIE, except for registered capital and PRC statutory reserves of OptAim VIE amounting to US$2,081 and US$1,305, respectively, as of December 31, 2023 and 2024. As Beijing OptAim and its subsidiaries were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of iClick Cayman for all the liabilities of OptAim VIE. Currently there is no contractual arrangement that could require iClick Cayman to provide additional financial support to OptAim VIE.

As iClick Cayman is conducting its PRC online advertising services business through OptAim VIE, iClick Cayman will, if needed, provide such support on a discretion basis in the future, which could expose iClick Cayman to a loss.

There is no VIE where iClick Cayman has variable interest but is not the primary beneficiary.

In the opinion of iClick Cayman’s management, the contractual arrangements among its subsidiary, the VIE and the nominee shareholder are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit iClick Cayman’s ability to enforce these contractual arrangements. In addition, the nominee shareholder of the VIE is Mr. Jian Tang, the chairman of our board of directors and our chief executive officer, who controls around 30% of iClick Cayman in terms of voting power. Therefore, the enforceability of the contractual agreements between iClick Cayman’s subsidiary, the VIE and its nominee shareholder depends on whether the shareholder will fulfil these contractual agreements. As a result, iClick Cayman may be unable to consolidate the VIE and VIE’s subsidiaries in the consolidated financial statements.

iClick Cayman’s ability to control OptAim VIE also depends on the power of attorney and the effect of the share pledge under the Pledge Agreement and OptAim WFOE/Beijing WFOE has to vote on all matters requiring shareholder approval in OptAim VIE. As noted above, iClick Cayman believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.